Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning Balance	$ 12,065	$ 9,799
Increases related to prior year tax positions		36
Decreases related to prior year tax positions	(204)
Increases related to current year tax positions	2,378	2,798
Lapse of statute of limitations	(908)	(568)
Ending Balance	$ 13,331	$ 12,065